Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Data [Abstract]
Quarterly Financial Data

NOTE 22 - QUARTERLY FINANCIAL DATA (UNAUDITED)

The following represents a summary of selected unaudited quarterly financial data for 2016 and 2015:

	(in thousands, except share data)
		Net		Net Income
	Interest	Interest	Net	Per Share
	Income	Income	Income	Basic	Diluted
2016
First quarter	$5,245	$4,731	$1,307	$0.40	$0.40
Second quarter	$5,303	$4,746	$1,336	$0.40	$0.40
Third quarter	$5,541	$4,961	$1,378	$0.42	$0.42
Fourth quarter	$5,538	$4,958	$1,500	$0.46	$0.46

2015
First quarter	$5,711	$5,156	$1,122	$0.33	$0.33
Second quarter	$5,670	$5,143	$1,903	$0.57	$0.57
Third quarter	$5,755	$5,259	$1,503	$0.45	$0.45
Fourth quarter	$5,701	$5,201	$1,389	$0.42	$0.42